Other financial assets	12 Months Ended
Mar. 31, 2024
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Other financial assets

12. Other financial assets

	As at March 31,
	2023		2024
Non-current
Security deposits	₹	1,566	₹	1,221
Finance lease receivables		4,742		4,270
Dues from officers and employees		22		59
	₹	6,330	₹	5,550
Current
Security deposits	₹	1,549	₹	2,035
Dues from officers and employees		735		596
Interest receivables		386		230
Finance lease receivables		5,672		5,307
Others		754		2,368
	₹	9,096	₹	10,536
	₹	15,426	₹	16,086

Finance lease receivables

Finance lease receivables consist of assets that are leased to customers for a contract term normally ranging 1 to 5 years, with lease payments due in monthly or quarterly installments. Details of finance lease receivables are given below:

	Minimum lease payments				Present value of minimum lease payments
	As at March 31,
	2023		2024		2023		2024

Not later than one year	₹	6,031	₹	5,693	₹	5,672	₹	5,307
Later than one year but not later than five years		5,008		4,536		4,742		4,270
Gross investment in lease	₹	11,039	₹	10,229	₹	10,414	₹	9,577
Less: Unearned finance income		(625)		(652)		-		-
Present value of minimum lease payment receivables	₹	10,414	₹	9,577	₹	10,414	₹	9,577

Non-current					₹	4,742	₹	4,270
Current						5,672		5,307